CREDIT FACILITY (Tables)	12 Months Ended
Mar. 31, 2025
CREDIT FACILITY [Abstract]
Outstanding Obligations
The following table provides roll forwards of our outstanding obligations confirmed as valid under the floor plan facility for the years ended March 31, 2025, and 2024 (in thousands):

	Year ended March 31,
	2025	2024
Confirmed obligations at the beginning of the year	$105,104	$134,615
Invoices assumed from acquisitions	-	17,930
Invoices confirmed during the year	692,349	791,511
Confirmed invoices paid during the year	(707,926)	(838,952)
Confirmed obligations at the end of the year	$89,527	$105,104